Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments
	December 31, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$76,472	$76,472	$79,888	$79,888
Note receivable, including current portion	$602	$602	$818	$818
Senior notes	$(370,424)	$(343,373)	$(369,260)	$(361,549)
Term Loan B Facility	$(95,812)	$(98,505)	$(95,669)	$(101,563)
Notes payable, including current portion	$(26,875)	$(26,875)	$(31,109)	$(31,109)
Long-term debt, including current portion	$(37,075)	$(37,075)	$(36,708)	$(36,708)

Fair value measurements on a recurring basis
	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$76,472	$76,472	$—	$—
Note receivable, including current portion	$602	$602	$—	$—
Senior Notes	$(343,373)	$(343,373)	$—	$—
Term Loan B Facility	$(98,505)	$—	$(98,505)	$—
Notes payable, including current portion(1)	$(26,875)	$—	$(26,875)	$—
Long-term debt(1)	$(37,075)	$—	$(37,075)	$ —

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$79,888	$79,888	$—	$—
Note receivable, including current portion	$818	$818	$—	$—
Senior Notes	$(361,549)	$(361,549)	$—	$—
Term Loan B Facility	$(101,563)	$—	$(101,563)	$—
Notes payable, including current portion(1)	$(31,109)	$—	$(31,109)	$—
Long-term debt(1)	$(36,708)	$—	$(36,708)	$ —

1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.